Notes Payable, Note (Details) (USD $)	12 Months Ended	32 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Details
Proceeds from loans	$ 3,240	$ 3,240
Loans repaid	2,500	2,500
Notes payable	$ 740	$ 740